21) Financial assets at fair value through other comprehensive income (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments in equity instruments designated at fair value through other comprehensive income
Marketable equity securities and other stocks	R$ 12,291,021	R$ 9,951,317
Total	12,291,021
Cost [Member]
Investments in equity instruments designated at fair value through other comprehensive income
Marketable equity securities and other stocks	9,895,440
Total	9,895,440
Adjustments To Fair Value [Member]
Investments in equity instruments designated at fair value through other comprehensive income
Marketable equity securities and other stocks	2,395,581
Total	R$ 2,395,581